EMPLOYEE BENEFITS - Monte Carlo simulation pricing model (Details)			12 Months Ended
	Dec. 02, 2022 yr R / shares	Dec. 02, 2021 yr R / shares	Jun. 30, 2020 R / shares	Jun. 30, 2019 R / shares	Jun. 30, 2016 R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price of DRDGold share			R 25.14	R 4.37	R 2.26
Expected dividend as percentage			1.00%	4.30%	4.30%
Forecast [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of 80% performance shares	R 4.12	R 4.26
Weighted average fair value of 20% retention shares	R 5.49	R 5.69
Expected term (years) | yr	3	2
Grant date share price of DRDGold share	R 6.15	R 6.15
Expected dividend as percentage	3.81%	3.86%
Expected volatility	53.80%	53.80%
Expected risk free rate	6.80%	6.68%